Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Less valuation allowance	$ (10,421,400)	$ (9,748,100)	$ (12,957,500)
Net Deferred Tax Assets
Federal [Member]
Income Taxes (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Deferred tax assets	8,802,100	7,781,500	10,226,700
Less valuation allowance	(8,802,100)	(7,781,500)	(10,226,700)
Deferred tax liabilities
Total
State [Member]
Income Taxes (Details) - Schedule of deferred tax assets and liabilities [Line Items]
Deferred tax assets	1,619,300	1,966,600	2,730,800
Less valuation allowance	(1,619,300)	(1,966,600)	(2,730,800)
Deferred tax liabilities
Total